Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

(millions of U.S. dollars)
December 31, 2025	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$2.1	$2.1	$2.1	$—	$—
Other receivables	0.7	0.7	—	0.7	—
Contingent consideration	79.4	79.4	—	—	79.4
Derivative instruments:
Interest rate swaps designated as a hedge	83.0	83.0	—	83.0	—
Total derivative instruments	83.0	83.0	—	83.0	—
Total financial assets	$165.2	$165.2	$2.1	$83.7	$79.4
Long-term debt	$6,168.9	$6,201.6	$2,035.6	$4,166.0	$—
Convertible debentures	0.3	0.3	0.3	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	16.7	16.7	—	16.7	—
Commodity contracts for regulated operations	0.8	0.8	—	0.8	—
Total derivative instruments	17.5	17.5	—	17.5	—
Total financial liabilities	$6,186.7	$6,219.4	$2,035.9	$4,183.5	$—
22.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

(millions of U.S. dollars)
December 31, 2024	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$2.1	$2.1	$2.1	$—	$—
Other receivables	0.7	0.6	—	0.6	—
Derivative instruments:
Interest rate swaps designated as a hedge	108.3	108.3	—	108.3	—
Commodity contracts for regulatory operations	0.2	0.2	—	0.2	—
Total derivative instruments	108.5	108.5	—	108.5	—
Total financial assets	$111.3	$111.2	$2.1	$109.1	$—
Long-term debt	$6,207.0	$6,135.5	$1,922.5	$4,213.0	$—
Convertible debentures	0.3	0.2	0.2	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	19.1	19.1	—	19.1	—
Commodity contracts for regulated operations	0.3	0.3	—	0.3	—
Total derivative instruments	19.4	19.4	—	19.4	—
Total financial liabilities	$6,226.7	$6,155.1	$1,922.7	$4,232.4	$—

Schedule of Derivative Instruments Designated as Amortized into Hedged Activity Disclosure

(millions of U.S. dollars, unless otherwise noted)
Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350.0	July 2029	$350.0 subordinated unsecured notes
Cross-currency interest rate swap	C$	400.0	January 2032	C$400.0 subordinated unsecured notes
Forward-starting interest rate swap		$750.0	April 2032	$750.0 subordinated unsecured notes

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

(millions of U.S. dollars)	2025	2024
Effective portion of cash flow hedge	$(41.4)	$79.4
Amortization of cash flow hedge	(5.0)	(2.5)
Amounts reclassified from AOCI	12.8	(24.6)
	$(33.6)	$52.3

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

(millions of U.S. dollars)	2025	2024
Amortization of cash flow hedge	$(5.0)	$(2.5)
Unrealized gain on commodity contracts	6.5	3.3
Gain on derivative financial instruments	$1.5	$0.8

Schedule of Outstanding Obligations
The roll forwards of the Company's outstanding obligations confirmed as valid under its supplier finance programs for the years ended December 31, 2025 and 2024, are as follows:

(millions of U.S. dollars)	2025	2024
Confirmed obligations outstanding at the beginning of the year	$80.5	$62.2
Invoices confirmed during the year	—	18.3
Confirmed invoices paid during the year	(80.5)	—
Confirmed obligations outstanding at the end of the year	$—	$80.5